Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash provided by operating activities
Net loss	$ (5,193,493)	$ (3,316,128)
Deferred tax benefit		(233,797)
Interest expense	385,524	375,846
Depreciation and amortization	237,631	1,330,221
Amortization of right-of-use assets	304,163	430,914
Convertible note - Amortization of financing cost	623,801	641,576
Equity incentive plan	327,340	106,000
Written-off of property, plant and equipment	60,910
Fair value loss – financial instruments		1,621,836
Changes in operating assets and liabilities
Accounts receivables	339,061	(1,245,352)
Advance to suppliers	11,282
Inventories	22,374	(159,286)
Prepayment, receivables and other current assets	4,143,426	(1,899,177)
Long-term deposits and other non-current assets	2,014,298	(55,177)
Accounts payable and accrued expenses	(1,171,817)	6,901,987
Advance from customers	(628,531)
Taxes payable	5,208	(7,921)
Operating lease liabilities	(99,753)	(685,708)
Net cash provided by operating activities	1,381,424	3,805,834
Investing Activities
Purchases of property, plant and equipment		(885,343)
Purchases of intangible assets		(32,700)
Due from related parties	(10,688,160)	(3,100,000)
Loan receivables		(1,250,000)
Refund for potential acquisitions		1,800,000
Net cash used in investing activities	(10,688,160)	(3,468,043)
Financing Activities
Proceeds from stock issuance	12,001,420	7,844,757
Proceeds from short-term loan		1,398,262
Payment of financial leases		(75,921)
Repayment convertible note	(200,000)
Due to related parties	20,662
Net cash provided by financing activities	11,822,082	9,167,098
Net increase in cash and cash equivalents	2,515,346	9,504,889
Effects of currency translation	557,586	(1,876,936)
Cash and cash equivalents at beginning of period	71,252,380	54,842,052
Cash and cash equivalents at end of period	74,325,312	62,470,005
SUPPLEMENTAL DISCLOSURES
Income taxes paid		545,998
Interest paid	385,524	375,847
Non-cash transactions
Issuance of shares for convertible note principal and interest settlement	3,480,679	3,520,000
Issuance of shares to directors and consultants	327,340	106,000
Zhongrun
Non-cash transactions
Issuance of shares for acquisition of equity		11,350,319
Chuangying
Non-cash transactions
Issuance of shares for acquisition of equity		$ 5,593,049